10-Q EQUITY	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
EQUITY	EQUITY
ISSUANCE OF REGISTERED SHARES OF COMMON STOCK
On February 8, 2021, we entered into an equity purchase agreement (“2021 Leviston Sales Agreement”) with Leviston to offer and sell registered shares of common stock at an aggregate offering price of up to $5.0 million from time to time, at our option, on terms we deem favorable. The term of the agreement was 24 months. We agreed to deliver to Leviston additional shares of common stock in payment of due diligence and commitment fees with a fair value of $250,003, for no additional consideration, on the first settlement date with respect to a put notice delivered by us. For the year ended December 31, 2021, we issued to Leviston 1,551,760 common shares under this agreement with an aggregate sales price of $5.0 million, at an average price per share of $3.22, and an additional 50,907 common shares in commitment and due diligence fees. At December 31, 2021, the 2021 Leviston Sales Agreement has no capacity.
On March 2, 2021, we entered into equity purchase agreements (“Equity Purchase Agreements”) with certain investors to issue and sell in a registered direct offering (“Offering”) 4.0 million shares of common stock at a price of $4.00 per share. The Equity Purchase Agreements contain customary representations, warranties and agreements of the Company, and customary conditions to closing, indemnification rights and obligations of the parties. The Offering of the shares closed on March 4, 2021. We paid Noble Capital Markets, Inc., the placement agent for the Offering, an aggregate cash fee of $960,000 (equal to 6% of the aggregate gross proceeds raised in the Offering), and $30,000 for other expenses, resulting in net proceeds of $15,010,000.
On September 28, 2021, we entered into an equity purchase agreement (“2021 Leviston Equity Agreement”) with Leviston Resources LLC (“Leviston”) to offer and sell registered shares of common stock at an aggregate offering price of up to $5.0 million from time to time, at our option, on terms we deem favorable. The term of the agreement is 24 months. We agreed to deliver to Leviston additional shares of common stock, for no additional consideration, with a fair value of $100,000 in due diligence fees, on the first settlement date with respect to a put notice delivered by us, and $150,000 in commitment fees upon the written request of Leviston. For the year ended December 31, 2021, we issued to Leviston 2,668,363 common shares under this agreement with an aggregate sales price of $5.0 million, at an average price per share of $1.87, and an additional 92,880 common shares in due diligence fees. At December 31, 2021, the 2021 Leviston Equity Agreement has no capacity.
On December 3, 2021, the Company sold 1,000,000 shares of unregistered securities at a price of $1.40 per common shares, for net proceeds of $1.4 million for the year ended December 31, 2021.
In July 2020, the Company entered into an equity purchase agreement (the "2020 Leviston Sales Agreement") with Leviston Resources LLC ("Leviston") to offer and sell registered shares of common stock at an aggregate offering price of up to
$2.5 million, from time to time, at the Company's option, and paid a commitment fee of $125,000 in shares of common stock and $52,500 of cash fees. From July through September 2020, the Company issued to Leviston 2,793,586 common shares with an aggregate sales price of $2.5 million at an average price per share of $0.89, and an additional 173,611 common shares in commitment fees. As of December 31, 2020, the 2020 Leviston Sales Agreement has no remaining capacity.
Gross proceeds from and cash fees related to the issuance of shares of the Company's common stock pursuant to registered equity issuance and exempt private placement agreements, are presented below for the years ended December 31, 2021 and 2020:

	12/31/21	12/31/20
Number of shares sold	9,220,123	5,747,608
Gross proceeds	$27,399,999	$4,197,621
Cash fees	(1,064,498)	(130,070)
Net proceeds	$26,335,501	$4,067,551
Average gross proceeds per share	$2.97	$0.73
ISSUANCE OF UNREGISTERED SHARES OF COMMON STOCK
Issuance of restricted shares of our common stock in connection with acquisitions, investments and other endeavors for the year ended December 31, 2021 are as follows:

Issuance Date	Acquisition/Investment	Common Shares Issued	Restriction Period
February 16, 2021	LINICO Corporation	3,000,000	B
June 18, 2021	Renewable Process Solutions, Inc.	1,000,000	A
June 24, 2021	Quantum Generative Materials LLC	3,000,000	B
July 23, 2021	MANA Corporation	4,200,000	A
July 23, 2021	LP Biosciences LLC	3,500,000	C
August 27, 2021	Northern Comstock LLC	163,156	B
September 7, 2021	Plain Sight Innovations Corporation	8,500,000	A
December 30, 2021	LINICO Corporation	3,500,000	D
Total common shares issued		26,863,156

(A)	28% six months from issuance date; additional 8% becomes unrestricted semi-annually through 5 years from issuance date.
(B)	Six months from issuance date.
(C)
Six months from issuance date. On December 31, 2021, we filed a prospectus on Form S-3 with the Securities and Exchange Commission to register the 3,500,000 shares of common stock issued to LPB for resale at a proposed maximum offering price per unit of $2.71. Effective February 28, 2022, these shares were transferred back to the Company for cancellation upon receipt (See Note 22, Subsequent Events).

(D)
Nine months from issuance date. Shares must be sold during the six-month period commencing nine months from the issuance date and ending 15 months from the issuance date pursuant to a Rule 10b5-1 plan.

Noncontrolling Interest
On December 30, 2021, we entered into an agreement with LINICO to purchase additional shares resulting in a 90% controlling interest (see Note 2, Acquisitions and Investments). The remaining 10% ownership is held by AQMS (see Note 21, Related Party) and is accounted for as a noncontrolling interest in our consolidated financial statements.
On January 24, 2019, we entered into an agreement, as amended on April 30, 2019, May 22, 2019, June 21, 2019, August 15, 2019, September 20, 2019, October 14, 2019, and November 17, 2019, to sell to Tonogold its interests in Comstock Mining LLC, a wholly-owned subsidiary of the Company, with sole assets of the Lucerne properties and related permits. At the initial closing on November 18, 2019, a 50% membership interest in Comstock Mining LLC was delivered to Tonogold with the Company retaining all management control and authority over Comstock Mining LLC until 100% of consideration for all membership interests was delivered. Accordingly, Tonogold’s membership interest in Comstock Mining LLC was accounted for as a noncontrolling interest shown in the consolidated financial statements of the Company. On September 8, 2020, 100% of the membership interests of Comstock Mining LLC were acquired by Tonogold and the noncontrolling interest was eliminated as part of the purchase (see Note 2, Acquisitions and Investments).
Treasury Stock
Our treasury stock consists of 3,000,000 shares held by our 90% owned subsidiary LINICO. We expect LINICO will sell the shares and we have presented the cost of the acquired stock as a deduction from equity. The fair value on the date of acquisition is $3,870,000 (See Note 2, Acquisitions and Investments).There were no gains on sales during the year ended December 31, 2021.
EQUITY
Issuance of Unregistered Shares of Common Stock
There were no issuance of restricted shares of our common stock in connection with acquisitions, investments and other endeavors during the three months ended March 31, 2022.
On February 28, 2022, the Company and the other parties to the LP Biosciences transactions mutually agreed to terminate the Transaction Documents. In connection with the termination, 3,500,000 restricted shares of the Company’s common stock were transferred back to the Company for cancellation upon receipt.
Noncontrolling Interest
On December 30, 2021, we entered into an agreement with LINICO to purchase additional shares resulting in a 90% controlling interest (see Note 2, Acquisitions and Investments). The remaining 10% ownership is held by AQMS (see Note 17, Related Party) and is accounted for as a noncontrolling interest in our condensed consolidated financial statements. During the three months ended March 31, 2022, the Company and AQMS made $1,140,000 and $500,000 in additional investments, respectively. Losses attributable to the non-controlling interest owner were $168,468 for the three months ended March 31, 2022.
Treasury Stock
Our treasury stock consists of 3,000,000 shares held by our 88.35% owned subsidiary LINICO. We expect to sell the shares in 2022. We have presented the cost of the acquired stock as a deduction from equity. We received proceeds on sales of 1,485 shares of treasury stock totaling $2,721, recognized as an increase in additional paid-in capital of $805, representing the gain on sales of treasury stock, and a decrease in treasury stock of $1,916, representing the cost basis of shares sold during the three months ended March 31, 2022.